ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Signet
Acquisition
Summary of the fair values of the assets acquired and liabilities assumed

As of October 20, 2017
(In millions)
Credit card receivables	$906.3
Intangible assets	52.3
Total assets acquired	958.6

Other liabilities	0.2
Deferred tax liability	4.9
Total liabilities assumed	5.1

Net assets acquired	$953.5
Total consideration paid	945.6
Gain on business combination	$7.9